Business combination	12 Months Ended
Mar. 31, 2023
Business Combination [Abstract]
Business combination
56.
Business combination
(a)
Accounting for transaction referred in Note 1:

Upon consummation of the Transaction explained in Note 1, the Company has issued following shares /warrants to the shareholders of RMG II, shareholders of RPPL and PIPE investors:

(i)
RPPL shareholders:

- The Company has acquired approximately 90% shareholding in RPPL from existing shareholders of RPPL.

- Details of shares issued and cash paid to existing shareholders of RPPL is as follows

		Shares issued / cash consideration by the Company
Investor	Number of RPPL's ordinary equity shares transferred	Class A shares	Class B shares	Class C shares	Class D shares	Cash consideration
GS Wyvern Holdings Limited	184,709,600	34,133,476	—	106,074,525	—	8,319
Canada Pension Plan Investment Board	61,608,099	46,867,691	—	—	1	3,120
Abu Dhabi Investment Authority	75,244,318	58,170,916	—	—	—	3,120
JERA Power RN, B.V.	34,411,682	28,524,255	—	—	—	—
GEF SACEF India	12,375,767	9,658,421	—	—	—	446
Founder investors*	7,479,685	—	1	—	—	4,605
	375,829,151	177,354,759	1	106,074,525	1	19,609

*Represents shares held by (a) Wisemore Advisory Private Limited, (b) Cognisa Investment, and (c) Mr. Sumant Sinha.

(ii)
RMG II shareholders:

- 19,511,966 class A shares of the Company to holders of RMG II class A and class B common stock in exchange for their respective shares of RMG II class A and class B common stock on a one-for-one basis.

- Each outstanding warrant to purchase shares of RMG II’s common stock was converted into a warrant to acquire one common share of the Company. A total of 11,500,000 public warrants and 7,026,807 private warrants of RMG II were converted into public and private warrants of the Company respectively on a one-for-one basis. Such warrants are classified as a liability and are measured at fair value (refer Note 44). These warrants are considered as part of net assets acquired.

(iii)
Private investment in public equity (PIPE) investors

The Company has issued 85,500,000 share to PIPE investors at USD 10 per share amounting to INR 63,506.

(iv)
Accounting for the Transaction

For accounting purposes, RPPL is deemed to be the accounting acquirer in this transaction and consequently, this transaction is treated as a capital transaction involving the issuance of RPPL shares (refer Note 2.3).

The net assets acquired was the fair value of the net assets of RMG II, which on 23 August 2021 was INR 5,165 and amount infused by PIPE investors of INR 63,506.

The Net assets, fair value of considerations and listing and related expenses amount was calculated as follows:

Particulars	Amount
Net Assets of RMG II
Cash and cash equivalents	8,139
Prepayments	16
Share warrants	(1,747)
Trade payables	(1,243)
(1) Total	5,165
(2) PIPE investors	63,506
(3) Total net assets ((1)+(2))	68,671
(4) Fair value of 127,381,626 shares deemed to be issued by RPPL at INR 606.96 per share ^	77,315
(5) Fair value of consideration paid in excess of net assets acquired ((4)-(3))	8,644
(6) Transaction costs related to acquisition and listing	1,868
(7) Listing and related expenses ((5)+(6))	10,512

The costs incurred for this transaction was INR 5,528. An amount of INR 1,868 has been charged to statement of profit or loss and INR 3,660 in statement of changes in equity under share premium.

^ The fair value of the shares in RPPL has been determined using discounted cash flow method. Following is the summary of assumptions considered by the Company in determining the fair value of RPPL per share value, a level 3 fair valuation technique.

Particulars	August 23, 2021
Cost of equity (CoE)	14.46% - 12.11%
- Beta equity	0.94
- Beta asset	0.57
- Risk free rate (RFR)	6.91%
- Equity risk premium (ERP)	For FY 2022 – 8%, Post FY 2022 – 6.5%

(v)
Non-controlling interests

As a result of the Transaction, there was recognition of non-controlling interest of 10% in RPPL which majorly include GS Wyvern Holdings Limited, Canada Pension Plan Investment Board and Founder investors.

Non-controlling shareholders of RPPL (refer Note 21) have an option to offload their shareholding to the Company in accordance with the terms mentioned in the BCA at fair value of shares on the date of Put for cash. Put option liability with non-controlling interest accounted for at fair value. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity.

Certain non-controlling shareholders of RPPL (excluding non-controlling shareholders having put option to be settled in cash as stated in above paragraph) have an arrangement with the Company to put shares held by them in the Company for fixed number of class A shares of the Company at time of exercise of put options. These put options are exercisable at sole discretion of non-controlling interest. No premium is received by the Company for the put options given. These put options do not grant present access to ownership interest to the Group. Accordingly, in respect of these put options, non-controlling interest is continued to be recognised.

(b)
The Group had acquired unlisted companies based in India and carrying out business activities relating to generation of power through non-conventional and renewable energy sources, in exchange for cash consideration. The Group acquired these entities because management believes that the acquisition would enable the group to strengthen its position in renewable energy sector. Below are the details of the acquisitions:
i)
Acquisition of entities which were earlier under joint control

The below listed entities were under joint control till December 31, 2020 and were accounted for under equity method. The Group held 75% stake in these entities till December 31, 2020. Due to amendments to the shareholder's agreements, these companies ceased to be entities under joint control with effect from January 1, 2021 as control was established from this date. However, no additional stake has been acquired. These four entities have been consolidated in the Group's financial statements with effect from January 1, 2021. These entities are involved in the business of generation of power through renewable energy sources considered as a single Group of CGU by the Group and are a part of Solar Power reporting segment.

- Aalok Solarfarms Limited

- Abha Solarfarms Limited

- Heramba Renewables Limited

- Shreyas Solarfarms Limited

The acquisition date fair value of the equity interest held by the Group immediately before the acquisition date was INR 507. The Group has recognised INR 27 gain as a result of remeasurement to fair value the equity interest in the entity. The fair value gain has been included in "other income" of the Group.

ii)
Regent Climate Connect Knowledge Solutions Private Limited

The Group had acquired 100% stake in an unlisted company based in India on August 28, 2020, carrying out business activities relating to consultancy on environment for industries, business units, civil administration and public and local authorities in India and elsewhere.

Assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

	For the year ended March 31, 2021
Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited
	(INR)	(INR)
Acquisition date	January 1, 2021	August 28, 2020
Assets
Property plant and equipment	2,559	1
Intangible assets	1,304	34
Right of use assets	38	—
Deferred tax assets (net)	—	9
Other non-current financial assets	—	0
Prepayments - non-current	125	—
Loans - non-current	11	—
Other non-current assets	24	—
Non-current tax assets (net)	—	3
Trade receivables	107	6
Loans - current	837	—
Cash and cash equivalents	46	0
Bank balances other than cash and cash equivalent	1	—
Prepayments - current	17	—
Others current financial assets	36	1
Other current assets	4	2
Inventories	3	—
	5,112	56

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited
	(INR)	(INR)
Liabilities
Interest-bearing loans and borrowings - long term	4,072	8
Long term provisions	21	2
Other non-current liabilities	6	—
Other non-current financial liabilities	16	—
Deferred tax liabilities (net)	64	—
Interest-bearing loans and borrowings - short term	—	24
Trade payables	152	7
Other current financial liabilities	353	2
Other current liabilities	—	9
Short term provisions	—	0
	4,684	52

Total identifiable net assets at fair value	428	4
Non controlling interest in the acquired entity	107	—
Total identifiable net assets at fair value attributable to RPPL	322	—
Fair value of investment on the date of acquisition	507	—
Purchase consideration transferred	—	34
Goodwill on acquisition	185	30

Goodwill recognised represents the future economic and synergy benefits arising from assets acquired to strengthen its position in renewable energy sector. None of the goodwill recognised is expected to be deductible for income tax purposes.

From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue and loss / profit before tax as follows:

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited
	(INR)	(INR)
Revenue	168	26
(Loss) / profit before tax	36	(36)

If the combination had taken place at the beginning of the year, the Group's revenue and loss before tax for the year would have been:

Particulars	For the year ended March 31, 2021
(INR)
Revenue	48,715
(Loss) / profit before tax	(5,180)

Purchase consideration - cash flows

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited
	(INR)	(INR)
Cash consideration paid	—	34
Less: cash balances acquired	(46)	(0)
Acquisition of subsidiary, net of cash acquired	—	34
Cash acquired on acquisition of control in jointly controlled entities	46	—

The Group recognises non-controlling interests in the acquired entity either at fair value or at non-controlling interest's proportionate share of the acquired entity's net identifiable assets. This decision is made on acquisition-by-acquisition basis. For the non-controlling interests in Acquisition of entities which were earlier under joint control, the group elected to recognise the non-controlling interests at its proportionate share of the acquired net identifiable assets.

(c)
Transaction with non-controlling interests
(i)
Acquisition of additional interest

ReNew Akshay Urja Limited

On September 25, 2020, the Group acquired an additional 44% interest in the voting shares of Renew Akshay Urja Limited, increasing its ownership interest to 100%. Cash consideration of INR 1,515 was paid to the non-controlling shareholders. The carrying value of the net assets of ReNew Akshay Urja Limited was INR 2,976. The carrying value of the additional interest acquired at the date of acquisition was INR 1,593.

ReNew Power Private Limited

On August 23, 2021, the Group acquired an additional 3% interest in the voting shares of ReNew Power Private Limited from some of the employees and GS Wyvern Holdings Limited, increasing its ownership interest to 93%. Cash consideration of INR 736 was paid to the non-controlling shareholders. Further, 12,289,241 equity shares of value INR 9,128 were issued to the non-controlling shareholders. The carrying value of the net assets of ReNew Power Private Limited was INR 130,497. The carrying value of the additional interest acquired at the date of acquisition was INR 4,242.

ReNew Mega Solar Private Limited and ReNew Solar (Telangana) Private Limited

On March 31, 2023, the Group through its subsidiary, ReNew Solar Power Private Limited had entered into Share Purchase Agreements with Hareon Power Singapore Private Limited, to acquire remaining 49% shareholding and CCDs in both ReNew Mega Solar Private Limited and ReNew Solar Energy (Telangana) Private Limited. As per the terms of Share Purchase Agreements, consideration of INR 1,637 is payable to the non-controlling shareholders. The combined additional interest acquired at the date of acquisition was INR 1,676.

	For the year ended March 31,
	2021	2022	2023
Particulars	ReNew Akshay Urja Limited	ReNew Power Private Limited	ReNew Mega Solar Private Limited	ReNew Solar Energy (Telangana) Private Limited
	(INR)	(INR)	(INR)	(INR)
Date of transaction with non-controlling interests	September 25, 2020	August 23, 2021	March 31, 2023	March 31, 2023
Segment	Solar power	Wind and solar power	Solar power	Solar power
Change in interest (%)	44.00%	3.34%	49.00%	49.00%
Non-controlling interest acquired	1,593	4,242	701	681
CCDs derecognised (liability component)	—	—	80	214
Cash consideration paid	1,515	736	446	1,191
Issue of Class C shares of the Company (including share premium)	—	9,128	—	—
Difference recognised in capital reserve within equity	78	(5,623)	335	(296)

There are other insignificant acquisitions of non-controlling interest amounting to INR 37 for the year ended March 31, 2023 (March 31, 2022: INR Nil, March 31, 2021: INR 29). Further, in the year ended March 31, 2023, there is an insignificant movement of INR 37 in capital reserve.

(ii)
Change in interest without loss of control

Issue of shares and compulsorily convertible debentures by Company's subsidiaries having non controlling interest:

During the year ended March 31, 2023, few subsidiaries of the Group have issued share capital and compulsorily convertible debentures to their parent as well as non-controlling interest. The amount of INR 5,007 (March 31, 2022: INR 904) contributed by non controlling interests is recognised as an addition to non controlling interest. No gain or loss to the Group arose from these transactions.

There are few other immaterial additions to non-controlling interest amounting to INR 31 for the year ended March 31, 2023 (March 31, 2022: INR 42; March 31, 2021: INR 8).